Short-Term Investment	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Short-term investment

Note 8 – Short-term investment

Beginning in December 2016, the Group participated in its own P2P marketplace platform as a lender and funded its P2P investment account for investment in P2P loan products. Due to the short-term nature of the loan terms, the fair value of the P2P loan product portfolio approximates its costs. The Group ceased investing through its own platform since December 2017.

The loan products held at December 31, 2017 were sold in January 2018 at cost of $461,292. No gain or loss was recognized.

During 2018, the Group purchased the following certificates of deposit with interest rates ranging from 1.30% to 2.03%. As of December 31, 2018, and 2017, the balance of short-term investment that the Group held was $129,182,053 and $470,641, respectively.

				Annual
	Purchase			Interest
Financial Institutions	Date	Term	Amount	Rate
Pufa CunZhen Bank	October 16, 2018	Six Months	$728,525	1.30%
Pufa CunZhen Bank	October 17, 2018	Six Months	6,993,840	1.69%
Changan Bank	November 9, 2018	Six Months	30,160,935	1.77%
Changan Bank	November 9, 2018	Six Months	5,828,200	1.77%
Changan Bank	November 12, 2018	Twelve Months	29,141,000	2.03%
Changan Bank	November 13, 2018	Six Months	29,141,000	1.77%
Changan Bank	November 14, 2018	Six Months	14,570,500	1.77%
Changan Bank	November 14, 2018	Six Months	12,618,053	1.77%
			$129,182,053